Goodwill	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill	Goodwill

	December 31, 2019	December 31, 2018
	(in thousands)
Opening goodwill	$756,260	$769,058
Current year acquisitions	126,932	—
Prior period acquisition (note 4 (d))	—	1,048
Foreign exchange movement	(22)	(13,846)
Closing goodwill	$883,170	$756,260

The Company has made a number of strategic acquisitions since inception to enhance its capabilities and experience in certain areas of the clinical development process. Goodwill arising on acquisition represents the excess of the cost of acquired entities over the net amounts assigned to assets acquired and liabilities assumed. Goodwill primarily comprises of the acquired workforce in place which does not qualify for recognition as an asset apart from goodwill.

The Company tests goodwill annually for impairment or whenever events occur which may indicate impairment. The results of the Company's goodwill impairment testing assessed at September 30, 2019 during the year ended December 31, 2019 provided no evidence of impairment and indicated the existence of sufficient headroom such that a reasonably possible change to the key assumptions used would be unlikely to result in an impairment of the related goodwill.

Acquisitions

(a) Symphony
On September 24, 2019 a subsidiary of the Company, ICON Clinical Research LLC, acquired a 100% interest in Symphony. Symphony is a leading provider of at-home trial services and site support services. The acquisition of Symphony further enhances our site & patient services offering. The acquisition resulted in the recognition of goodwill of $23.1 million.

The acquisition of Symphony has been accounted for as a business combination in accordance with ASC 805 'Business Combinations'. The Company has made a provisional assessment of the fair value of assets acquired and liabilities assumed as at that date.

September 24,
2019
(in thousands)
Cash & cash equivalents	$3,292
Property, plant and equipment	564
Operating right of use assets	820
Goodwill *	23,072
Customer relationships **	7,975
Order backlog **	2,140
Accounts receivable	3,579
Unbilled revenue	186
Prepayments and other current assets	181
Other receivables	6
Accounts payable	(799)
Unearned revenue	(1,446)
Other liabilities	(933)
Current lease liabilities	(289)
Non-current lease liabilities	(531)

Net assets acquired	$37,817

Cash outflows	$34,976
Contingent consideration payable	2,500
Working capital adjustment payable	341

Total consideration	$37,817
*Goodwill represents the acquisition of an established workforce and the capability to provide at-home trial services and site support solutions. The full amount of the goodwill recognized is expected to be deductible for income tax purposes.
**The Company has made an estimate of separate intangible assets acquired, being customer relationships and order book assets. The fair value of Symphony’s intangible assets has been measured provisionally, pending receipt of a final independent valuation. This assessment will be finalized within 12 months of the date of acquisition.

The contingent consideration is based on revenue targets set for the Company to the period ending March 31, 2020. The fair value of the contingent consideration on acquisition was $2.5 million based on an income approach. The payment of contingent consideration will be in the range of zero to a maximum of $2.5 million. Due to the short term nature of the contingent consideration, no discounting has been applied. There has been no movement in the value of the contingent consideration from the date of acquisition to the year ended December 31, 2019. As the fair value measure is based on significant inputs that are not observable in the market, the contingent consideration meets the definition of a level 3 financial instrument under ASC 820. The inputs that are not observable in the market are the expected revenue of the Company to the period ending March 31, 2020 and the probability of achievement of this revenue target by the Company. A positive or negative movement of these inputs by 10% would not result in a material change to the contingent consideration balance at December 31, 2019.

If new information obtained within one year of the date of acquisition about facts and circumstances that existed at the date of acquisition identifies adjustments to the above amounts, or any additional amounts that existed at the date of acquisition, then the accounting for the acquisition will be revised.

Since September 24, 2019, Symphony has earned revenue of $4.5 million and net income of $1.0 million in the year ended December 31, 2019. The proforma effect of the Symphony acquisition if completed on January 1, 2018 would have resulted in revenue, net income and earnings per share for the fiscal years ending December 31, 2019 and December 31, 2018 as follows:

	Year Ended
	2019	2018
	(in thousands)
Revenue	$2,818,280	$2,609,233
Net income	$376,636	$324,671
Basic earnings per share	$6.90	$6.00
Diluted earnings per share	$6.84	$5.93

b) MeDiNova
On May 23, 2019 a subsidiary of the Company, ICON Clinical Research (U.K.) Limited acquired a 60% majority shareholding in MeDiNova, a site network with research sites in key markets in Europe and Africa. ICON has the right to acquire the remaining shares in the company during 2020. The vendors also have a right to sell the remaining shares to ICON during 2020. The acquisition further enhances ICON's patient recruitment capabilities in EMEA and complements ICON's existing site network in the US, PMG Research. The acquisition resulted in the recognition of goodwill of $81.4 million.

The acquisition of MeDiNova has been accounted for as a business combination in accordance with ASC 805 'Business Combinations'. The Company has made a provisional assessment of the fair value of assets acquired and liabilities assumed as at that date.

May 23,
2019
(in thousands)
Cash & cash equivalents	$7,719
Property, plant and equipment	670
Operating right of use assets	1,558
Goodwill *	81,430
Customer relationships **	3,887
Order backlog **	171
Patient database **	2,542
Accounts receivable	3,488
Unbilled revenue	4,272
Other receivables	819
Prepayments and other current assets	406
Accounts payable	(5,484)
Unearned revenue	(5,796)
Other liabilities	(6,622)
Current lease liabilities	(430)
Non-current lease liabilities	(1,128)
Non-current deferred tax liability	(1,226)

Net assets acquired	$86,276

Cash outflows	$54,123
Working capital adjustment receivable	(439)
Redeemable noncontrolling interest ***	32,592

Total consideration (including redeemable noncontrolling interest)	$86,276
*Goodwill represents the acquisition of an established workforce and access to a broad site network in Europe and Africa. None of the goodwill recognized is expected to be deductible for income tax purposes.
**The Company has made an estimate of separate intangible assets acquired, being customer relationships, order book assets and patient database. This assessment will be finalized within 12 months of the date of acquisition. The fair value of MeDiNova’s intangible assets has been measured provisionally, pending receipt of a final independent valuation.
***The fair value of the redeemable noncontrolling interest on May 23, 2019 was $32.6 million which was estimated by applying an income based approach. The valuation approach used was based on the future earnings of the Company times an appropriate earnings multiple. Redemption of the noncontrolling interest will be based on the Company's earnings to March 31, 2020.

If new information obtained within one year of the date of acquisition about facts and circumstances that existed at the date of acquisition identifies adjustments to the above amounts, or any additional amounts that existed at the date of acquisition, then the accounting for the acquisition will be revised.

Since May 23, 2019, MeDiNova has earned revenue of $6.5 million (after elimination of intercompany revenue from ICON) and net income of $4.7 million in the year ended December 31, 2019. The proforma effect of the MeDiNova acquisition if completed on January 1, 2018 would have resulted in revenue, net income and earnings per share for the fiscal years ending December 31, 2019 and December 31, 2018 as follows:

	Year Ended
	2019	2018
	(in thousands)
Revenue	$2,807,788	$2,599,091
Net income	$375,979	$323,759
Basic earnings per share	$6.89	$5.98
Diluted earnings per share	$6.83	$5.91

(c) MMD
On January 25, 2019 a subsidiary of the Company, ICON Laboratory Services Inc. acquired 100% of the share capital of MMD. MMD is a molecular diagnostic specialty laboratory that enables the development and commercialization of precision medicines in oncology. The acquisition resulted in the recognition of goodwill of $22.4 million.
The acquisition of MMD has been accounted for as a business combination in accordance with ASC 805 'Business Combinations'. The Company made an assessment of the fair value of assets acquired and liabilities assumed as at that date. The following table summarizes the Company’s fair values of the assets acquired and liabilities assumed:

January, 25
2019
(in thousands)
Cash & cash equivalent	$686
Property, plant and equipment	1,697
Operating right of use assets	2,866
Goodwill *	22,430
Customer relationships *	10,708
Order backlog *	2,787
Accounts receivable	3,100
Unbilled revenue	2,421
Other receivables	43
Prepayments and other current assets	908
Deferred tax asset	1,568
Accounts payable	(1,280)
Unearned revenue	(540)
Other liabilities	(1,232)
Current lease liabilities	(699)
Non-current lease liabilities	(2,167)
Non-current other liabilities	(1,123)

Net assets acquired	$42,173

Cash outflows	$42,349
Working capital adjustment	(176)

Total consideration	$42,173
 *Goodwill represents the acquisition of an established workforce with experience in molecular diagnostic specialty laboratory services and commercialization of precision medicines in oncology. None of the goodwill recognized is expected to be deductible for income tax purposes. In finalizing the goodwill on acquisition of MMD in the twelve month period from acquisition, fair value adjustments were made which resulted in increases in unbilled revenue ($2.1 million), deferred tax asset ($3.7 million), accounts payable ($0.6 million) and other liabilities ($0.1 million) and decreases in property, plant and equipment ($0.1 million) and unearned revenue ($0.9 million). Customer relationship and order backlog assets were also finalized.
Since January 25, 2019, MMD has earned revenue of $17.9 million and net income of $1.1 million in the year ended December 31, 2019. The proforma effect of the MMD acquisition if completed on January 1, 2018 would have resulted in revenue, net income and earnings per share for the fiscal years ending December 31, 2019 and December 31, 2018 as follows:

	Year Ended
	2019	2018
	(in thousands)
Revenue	$2,806,908	$2,612,346
Net income	$373,930	$321,698
Basic earnings per share	$6.85	$5.94
Diluted earnings per share	$6.79	$5.87

(d) Mapi Group

On July 27, 2017, a subsidiary of the Company, ICON Clinical Research Limited, acquired Mapi Group. Mapi Group is a leading patient-centered health outcomes research and commercialization company. Cash outflows on acquisition were $145.8 million. The acquisition agreement provided for working capital targets to be achieved. The acquisition resulted in the recognition of goodwill of $130.3 million.

The acquisition of Mapi has been accounted for as a business combination in accordance with ASC 805 'Business Combinations'. The table following summarizes the Company’s assessment of the fair values of the assets acquired and liabilities assumed:

July 27, 2017
(in thousands)
Cash	$19,649
Property, plant and equipment	4,872
Goodwill*	130,270
Order backlog	13,012
Customer relationships	18,392
Accounts receivable	15,874
Unbilled revenue	6,984
Prepayments and other current assets	2,587
Other receivables	1,430
Income taxes receivable	4,262
Accounts payable	(2,994)
Payments on account	(31,445)
Other liabilities	(24,952)
Non-current other liabilities	(1,061)
Non-current deferred tax liability	(11,104)

Net assets acquired	$145,776

Cash outflows	$144,131
Working capital adjustment	1,645

Total consideration	$145,776
*Goodwill represents the acquisition of an established workforce with experience in late phase commercialization, analytics, real world evidence generation and strategic regulatory services in clinical trial services for biologics, drugs and devices. Goodwill related to the business acquired is not tax deductible. In finalizing the goodwill on acquisition of Mapi in the twelve month period from acquisition, fair value adjustments were made which resulted in increases in other liabilities ($3.9 million), plant and equipment ($1.7 million) and accounts receivable ($1.7 million) and income taxes receivable ($1.5 million) and decreases in unbilled revenue ($4.8 million), prepayments and other current assets ($1.9 million) and other receivables ($1.0 million) and in payment on account ($2.6 million) and non-current deferred tax liability ($9.1 million). Customer relationship and order backlog assets were also finalized.

The proforma effect of the Mapi acquisition if completed on January 1, 2016 would have resulted in net revenue, net income and earnings per share for the fiscal years ending December 31, 2017 and December 31, 2016 as follows:

	Year Ended
	2017	2016
	(in thousands)
Net revenue	$1,811,018	$1,750,643
Net income	$284,903	$263,101
Basic earnings per share	$5.26	$4.76
Diluted earnings per share	$5.19	$4.66